Condensed financial information of the parent company - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (361,964,123)	$ (52,479,864)	¥ 589,074,078	¥ 958,818,661
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Share of loss in subsidiaries	(13,998,022)	(2,029,522)	221,798,009	370,038,652
Share-based compensation expense	24,053,760	3,487,467	35,344,620	45,633,820
Income from the repurchase of convertible senior notes	(10,028,456)	(1,453,989)	(12,046,522)	(622,109,001)	¥ (622,109,001)
Unrealized investment (income)/losses of short-term investments	41,288,248	5,986,233	(17,213,203)	(45,478,742)
Foreign exchange loss net	(250,234)	(36,281)	51,356	107,144
Changes in operating assets and liabilities:
Net cash provided by operating activities	260,871,457	37,822,806	922,065,011	2,471,711,935
Net cash provided by /(used in) investing activities	1,884,829,256	273,274,555	(246,579,999)	(3,269,875,696)
Net cash used in financing activities	(834,990,791)	(121,062,286)	(84,191,985)	(1,591,271,602)
Effect of exchange rate changes on cash and cash equivalents	18,618,221	2,699,388	(20,835,203)	(56,189,971)
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	1,329,328,143	192,734,463	570,457,824	(2,445,625,334)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	2,243,419,848	325,265,303	1,672,962,024	4,118,587,358
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	3,572,747,991	517,999,766	2,243,419,848	1,672,962,024	4,118,587,358
Parent Company
Cash flows from operating activities:
Net income/(loss)	(361,964,123)	(52,479,864)	589,074,078	958,818,661
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Share of loss in subsidiaries	121,864,519	17,668,694	292,443,982	192,796,924
Contractual interests in VIEs and VIEs' subsidiaries	198,678,694	28,805,703	(931,964,165)	(607,664,864)
Share-based compensation expense	24,053,760	3,487,467	35,344,620	45,633,820
Income from the repurchase of convertible senior notes	(10,028,456)	(1,453,989)	(12,046,522)	(622,109,001)
Accrued interest of convertible senior notes	(1,732,915)	(251,249)	(15,982,460)	(27,107,232)
Unrealized investment (income)/losses of short-term investments	67,907,228	9,845,623	4,264,330
Foreign exchange loss net	(404,232)	(58,608)	(352,492)	(2,073,798)
Changes in operating assets and liabilities:
Receivables from related party			(97,924)	(221,873,465)
Payable to employees	(66,077)	(9,580)	762	176,326
Other current receivables				618,772
Other current payables	2,937,392	425,882	(4,184,856)	5,651,200
Net cash provided by operating activities	44,843,774	6,501,737	(11,537,251)	(223,270,845)
Net cash provided by /(used in) investing activities	908,576,201	131,731,166	(132,143,216)	1,497,130,562
Net cash used in financing activities	(834,990,790)	(121,062,285)	(127,088,249)	(1,522,314,300)
Effect of exchange rate changes on cash and cash equivalents	(117,327,970)	(17,010,957)	15,864,881	84,221,631
Net increase/(decrease) in cash and cash equivalents, and restricted cash and cash equivalents	1,101,215	159,661	(254,903,835)	(164,232,952)
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	558,271,954	80,941,825	813,175,789	977,408,741
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	¥ 559,373,169	$ 81,101,486	¥ 558,271,954	¥ 813,175,789	¥ 977,408,741